PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, comprise:

	At December 31,
	2015	2016
Buildings	$218,144,388	$206,408,397
Leasehold improvement	129,294	129,294
Plant and machinery	793,331,294	722,238,300
Motor vehicles	2,442,337	2,258,912
Office equipment	11,893,297	12,998,049
Power stations	36,737,149	23,170,604

	1,062,677,759	967,203,556
Less: Accumulated depreciation	441,165,827	483,716,135

	621,511,932	483,487,421
Construction in progress	8,950,138	7,767,791

Property, plant and equipment, net	$630,462,070	$491,255,212

Construction in progress represents new production facilities under construction in ReneSola Zhejiang, ReneSola Jiangsu, Sichuan Renesola and Sichuan Ruiyu.

The carrying amount of the power stations is $36.7 million and $23.2 million as of December 31, 2015 and 2016, respectively and was reclassified from project assets to property plant and equipment at the point it no longer met the held for sale criteria.

Depreciation expense for the years ended December 31, 2014, 2015 and 2016 was $90,223,634, $90,112,980 and $83,205,965, respectively.

 For the year ended December 31, 2016, the Company recognized $4,624,979 impairment charge for certain idled assets. The impairment charge was recognized as the amount by which the carrying amount exceeded the fair value of the idled assets.